UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                        as of January 31, 2019 (Unaudited)

DWS Multisector Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 35.0%
Communication Services 5.1%
Altice Financing SA, 144A, 7.5%, 5/15/2026		900,000	852,750
Altice France SA, 144A, 7.375%, 5/1/2026		1,785,000	1,720,276
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		1,640,000	1,644,592
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		1,800,000	1,759,464
144A, 10.125%, 1/15/2023		491,000	530,182
Expedia Group, Inc., 3.8%, 2/15/2028		1,775,000	1,673,370
Sprint Corp., 7.125%, 6/15/2024		1,265,000	1,294,253
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		1,600,000	1,576,000
Zayo Group LLC:
6.0%, 4/1/2023		140,000	140,700
6.375%, 5/15/2025		325,000	317,281
			11,508,868
Consumer Discretionary 0.6%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (b)		850,000	826,625
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		180,000	180,900
Dana, Inc., 5.5%, 12/15/2024		185,000	181,300
Meritor, Inc., 6.25%, 2/15/2024		100,000	100,500
			1,289,325
Energy 12.4%
Boardwalk Pipelines LP, 4.95%, 12/15/2024		750,000	759,417
Buckeye Partners LP, 3.95%, 12/1/2026		1,000,000	904,890
Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/2024		1,600,000	1,754,000
Chesapeake Energy Corp., 8.0%, 1/15/2025 (b)		630,000	633,931
CrownRock LP, 144A, 5.625%, 10/15/2025		500,000	480,000
Energy Transfer Operating LP, 4.05%, 3/15/2025		1,500,000	1,481,737
EnLink Midstream Partners LP, 4.85%, 7/15/2026		1,000,000	937,500
Genesis Energy LP, 6.5%, 10/1/2025		1,500,000	1,417,500
Gulfport Energy Corp., 6.0%, 10/15/2024		1,000,000	940,000
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		855,000	831,488
KazMunayGas National Co. JSC, 144A, 4.4%, 4/30/2023		4,500,000	4,535,460
Laredo Petroleum, Inc., 6.25%, 3/15/2023 (b)		1,305,000	1,249,146
Marathon Petroleum Corp., 144A, 5.125%, 12/15/2026		1,500,000	1,555,112
MEG Energy Corp., 144A, 6.5%, 1/15/2025		500,000	491,250
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (b)		582,000	580,545
Petrobras Global Finance BV, 5.299%, 1/27/2025		2,000,000	1,998,700
Petroleos Mexicanos, REG S, 3.75%, 2/21/2024	EUR	1,340,000	1,508,828
Range Resources Corp.:
4.875%, 5/15/2025		180,000	162,450
5.0%, 3/15/2023		1,250,000	1,195,000
Resolute Energy Corp., 8.5%, 5/1/2020		500,000	501,250
Southwestern Energy Co., 7.75%, 10/1/2027 (b)		2,000,000	2,060,000
Weatherford International Ltd., 9.875%, 2/15/2024 (b)		400,000	260,000
Whiting Petroleum Corp., 6.25%, 4/1/2023 (b)		1,260,000	1,244,250
WildHorse Resource Development Corp., 6.875%, 2/1/2025		500,000	506,150
			27,988,604
Financials 11.4%
Akbank Turk AS, 144A, 5.0%, 10/24/2022		1,000,000	948,886
Banco Santander SA, 3.5%, 4/11/2022		300,000	298,467
Bank of America Corp., 4.0%, 1/22/2025		1,500,000	1,511,789
Barclays PLC, 4.836%, 5/9/2028		3,000,000	2,881,623
BNP Paribas SA, 144A, 6.75%, Perpetual (c)		2,000,000	2,027,500
BPCE SA, 144A, 4.875%, 4/1/2026		2,000,000	2,013,371
Citigroup, Inc., 5.5%, 9/13/2025		1,500,000	1,624,966
Credit Suisse Group AG, 144A, 7.5%, Perpetual (c)		1,500,000	1,591,053
HSBC Holdings PLC, 6.0%, Perpetual (c)		2,000,000	1,925,000
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022		1,500,000	1,409,550
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		120,000	121,200
National Savings Bank, 144A, 5.15%, 9/10/2019		1,500,000	1,495,245
Royal Bank of Scotland Group PLC:
3.498%, Perpetual (c)		1,500,000	1,464,675
7.5%, 12/29/2049		1,700,000	1,738,250
The Goldman Sachs Group, Inc., Series P, 5.0%, Perpetual (c)		1,500,000	1,381,875
UBS AG, REG S, 5.125%, 5/15/2024		1,500,000	1,517,298
Westpac Banking Corp., 5.0%, Perpetual (c)		2,105,000	1,822,691
			25,773,439
Health Care 0.4%
HCA, Inc., 5.25%, 6/15/2026		1,000,000	1,049,375
Industrials 0.7%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		535,000	509,587
Covanta Holding Corp., 5.875%, 3/1/2024		195,000	194,513
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		800,000	812,240
			1,516,340
Materials 2.4%
AK Steel Corp., 7.0%, 3/15/2027 (b)		2,000,000	1,625,000
Cascades, Inc., 144A, 5.5%, 7/15/2022		30,000	29,850
Constellium NV, 144A, 6.625%, 3/1/2025		1,000,000	995,000
Metinvest BV, 144A, 7.75%, 4/23/2023		1,500,000	1,428,750
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		5,000	5,009
6.875%, 2/15/2021		722,530	725,240
Teck Resources Ltd., 144A, 8.5%, 6/1/2024		60,000	64,649
Vedanta Resources PLC, 144A, 7.125%, 5/31/2023		600,000	583,500
			5,456,998
Real Estate 0.4%
Hospitality Properties Trust, (REIT), 3.95%, 1/15/2028		500,000	446,408
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (b)		500,000	495,838
			942,246
Utilities 1.6%
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		550,000	540,205
NRG Energy, Inc., 6.25%, 5/1/2024		1,950,000	2,018,250
Southern California Edison Co., Series E, 3.7%, 8/1/2025		1,000,000	977,685
			3,536,140
Total Corporate Bonds (Cost $81,462,388)			79,061,335
Mortgage-Backed Securities Pass-Throughs 7.4%
Federal National Mortgage Association:
4.0%, with various maturities from 12/1/2040 until 2/1/2049 (d)		9,082,688	9,328,274
4.5%, with various maturities from 9/1/2039 until 2/1/2049 (d)		7,046,026	7,342,018
Total Mortgage-Backed Securities Pass-Throughs (Cost $16,766,267)			16,670,292
Asset-Backed 13.6%
Automobile Receivables 0.1%
CPS Auto Receivables Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		170,000	169,976
Credit Card Receivables 3.1%
Chase Issuance Trust, "A1", Series 2018-A1, 1-month USD-LIBOR + 0.200%, 2.709% **, 4/17/2023		6,900,000	6,894,071
Home Equity Loans 0.0%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		57,328	58,310
Miscellaneous 10.4%
Dell Equipment Finance Trust:
"C", Series 2017-2, 144A, 2.73%, 10/24/2022		750,000	744,796
"D", Series 2017-1, 144A, 3.44%, 4/24/2023		980,000	977,779
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		1,684,350	1,647,345
Dryden 55 CLO Ltd., "D", Series 2018-55A, 144A, 3-month USD-LIBOR + 2.850%, 5.637% **, 4/15/2031		2,000,000	1,929,344
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 4.48% **, 7/18/2030		1,130,000	1,116,604
GoldenTree Loan Management CLO Ltd., "C1A", Series 2X, REG S, 3-month EURO-LIBOR + 2.450% floor, 2.45% **, 1/20/2032	EUR	1,900,000	2,184,465
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		466,348	458,978
JPMorgan Mortgage Acquisition Trust, "AF4", Series 2007-CH1, 4.912% **, 11/25/2036		1,757,687	1,780,091
Jubilee CLO BV, "C1", Series 2018-21A, 144A, 3-month EURO-LIBOR + 2.500% floor, 2.5% **, 1/15/2032	EUR	2,000,000	2,266,204
Madison Park Funding XIV Ltd., "DRR", Series 2014-14A, 144A, 3-month USD-LIBOR + 2.950%, 5.711% **, 10/22/2030		1,000,000	967,506
Neuberger Berman CLO Ltd., "D", Series 2018-28A, 144A, 3-month USD-LIBOR + 2.850%, 5.611% **, 4/20/2030		1,000,000	951,325
NRZ Excess Spread-Collateralized Notes, "D", Series 2018-PLS1, 144A, 4.374%, 1/25/2023		1,146,848	1,141,616
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048		2,500,000	2,534,900
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.871% **, 7/20/2030		2,000,000	1,984,396
Voya CLO Ltd., "CR", Series 2016-3A, 144A, 3-month USD-LIBOR + 3.250%, 6.03% **, 10/18/2031		2,150,000	2,087,753
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		742,500	723,967
			23,497,069
Total Asset-Backed (Cost $30,872,376)			30,619,426
Commercial Mortgage-Backed Securities 3.6%
BAMLL Commercial Mortgage Securities Trust, "C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 3.859% **, 9/15/2034		667,000	661,252
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 3.809% **, 11/15/2035		748,882	744,367
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 4.253% **, 11/19/2035		750,000	747,254
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.547% **, 12/25/2024		7,377,986	203,805
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		2,835,850	2,640,994
GS Mortgage Securities Corp., "C", Series 2018-FBLU, 144A, 1-month USD-LIBOR + 1.600%, 4.109% **, 11/15/2035		1,750,000	1,745,589
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 3.9% **, 11/15/2035		1,400,000	1,404,373
Total Commercial Mortgage-Backed Securities (Cost $8,363,147)			8,147,634
Collateralized Mortgage Obligations 8.4%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 4.243% **, 2/25/2034		133,679	133,319
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 4.849% **, 12/25/2035		320,811	326,551
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		166,855	137,789
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		257,291	254,679
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 4.51% ** , 3/25/2031		833,333	824,335
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.66% ** , 9/25/2028		82,979	83,056
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 4.66% ** , 10/25/2030		1,000,000	999,998
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.86% ** , 1/25/2031		2,000,000	2,004,674
Federal Home Loan Mortgage Corp.:
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		6,373,026	1,385,544
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		876,442	48,001
"A", Series 172, Interest Only, 6.5%, 1/1/2024		166,135	19,095
Federal National Mortgage Association:
"ZL", Series 2017-55, 3.0%, 10/25/2046		1,572,876	1,410,591
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,474,372	300,756
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 5.16% ** , 1/25/2049		225,000	225,000
"M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 5.01% ** , 3/25/2030		1,000,000	1,027,166
"M2", Series 2017-DNA2, 1-month USD-LIBOR + 3.450%, 5.96% ** , 10/25/2029		1,000,000	1,079,281
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		6,081,407	683,528
"MZ", Series 2014-27, 3.5%, 12/20/2043		3,132,721	3,142,909
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		2,616,278	481,866
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,024,497	115,851
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		1,428,439	190,908
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		134,911	22,306
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		189,885	32,476
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		565,930	105,232
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		658,034	122,245
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		415,962	71,128
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 3.832% **, 4/25/2036		681,594	655,977
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 4.581% **, 10/25/2033		238,663	238,349
STACR Trust:
"M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 4.61% ** , 9/25/2048		1,081,081	1,061,490
"M2", Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.150%, 4.66% ** , 12/25/2030		1,400,000	1,382,964
Wells Fargo Mortgage-Backed Securities Trust:
"2A3", Series 2004-EE, 4.532% **, 12/25/2034		150,586	150,760
"2A16", Series 2005-AR10, 4.677% **, 6/25/2035		280,961	283,188
Total Collateralized Mortgage Obligations (Cost $16,192,214)			19,001,012
Government & Agency Obligations 21.5%
Other Government Related (e) 2.9%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025		1,400,000	1,214,383
Gazprom OAO, 144A, 4.95%, 7/19/2022		1,500,000	1,530,390
Sberbank of Russia, 144A, 5.125%, 10/29/2022		1,000,000	1,003,040
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		2,555,000	2,836,050
			6,583,863
Sovereign Bonds 12.4%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		750,000	700,440
Government of Indonesia, 4.45%, 2/11/2024		1,280,000	1,310,176
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027		750,000	731,400
Ivory Coast Government International Bond:
144A, 5.375%, 7/23/2024 (b)		1,700,000	1,619,930
144A, 6.375%, 3/3/2028		400,000	382,512
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,250,000	1,266,310
Kingdom of Bahrain, 144A, 6.125%, 8/1/2023		2,250,000	2,351,394
Oman Government International Bond, 144A, 4.75%, 6/15/2026		1,350,000	1,201,500
Republic of Angola, 144A, 9.5%, 11/12/2025		1,700,000	1,895,456
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		1,000,000	592,500
Republic of Argentina Inflation-Linked Bond, 5.83%, 12/31/2033	ARS	377	99
Republic of Azerbaijan, 144A, 4.75%, 3/18/2024		1,000,000	1,015,420
Republic of Ecuador, 144A, 8.75%, 6/2/2023		1,000,000	990,700
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	113,800,000	422,263
Republic of Kenya, 144A, 6.875%, 6/24/2024		1,000,000	997,900
Republic of Namibia, 144A, 5.25%, 10/29/2025		2,500,000	2,384,100
Republic of Nigeria, 144A, 6.5%, 11/28/2027		900,000	859,860
Republic of Senegal, 144A, 6.25%, 7/30/2024		2,100,000	2,130,492
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		3,220,000	3,179,402
Republic of Zambia, 144A, 5.375%, 9/20/2022		1,600,000	1,251,136
State of Qatar, 144A, 3.25%, 6/2/2026		2,750,000	2,692,332
			27,975,322
U.S. Treasury Obligations 6.2%
U.S. Treasury Bonds:
3.0%, 5/15/2047		240,000	239,700
3.0%, 2/15/2048		100,000	99,738
U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023		13,699,665	13,634,913
			13,974,351
Total Government & Agency Obligations (Cost $49,208,690)			48,533,536
Loan Participations and Assignments 2.6%
Senior Loans **
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 5.31%, 1/15/2024		1,930,000	1,899,188
DaVita, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.249%, 6/24/2021		687,600	686,369
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.519%, 4/26/2024		503,219	501,904
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 5.499%, 6/7/2023		1,119,957	1,119,083
MEG Energy Corp., Term Loan B, 1-month USD LIBOR + 3.500%, 6.0%, 12/31/2023		51,137	50,881
NRG Energy, Inc., Term Loan B, 1-month USD LIBOR + 1.750%, 4.249%, 6/30/2023		955,924	942,235
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.513%, 6/2/2025		655,688	649,652
Total Loan Participations and Assignments (Cost $5,898,409)			5,849,312
Short-Term U.S. Treasury Obligations 2.0%
U.S. Treasury Bills:
2.362% ***, 8/15/2019 (f)		2,000,000	1,973,837
2.563% ***, 10/10/2019 (g)		700,000	688,165
2.573% ***, 10/10/2019 (g)		1,890,000	1,858,044
Total Short-Term U.S. Treasury Obligations (Cost $4,518,000)			4,520,046
Convertible Bond 0.3%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.707%** PIK, 10/18/2025 (h) (Cost $573,684)		571,797	616,969
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		16	216
Materials 0.0%
GEO Specialty Chemicals, Inc.* (h)		336,261	42,066
GEO Specialty Chemicals, Inc. 144A* (h)		966	121
			42,187
Total Common Stocks (Cost $207,506)			42,403
Preferred Stocks 0.9%
Utilities
Southern Co. 5.25% (Cost $2,125,000)		85,000	2,062,100
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $70,220)		315	8,676
Exchange-Traded Fund 0.0%
Financial Select Sector SPDR Fund (Cost $3,910)		140	3,632
Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (i) (j) (Cost $10,847,735)		10,847,735	10,847,735
Cash Equivalents 7.4%
DWS Central Cash Management Government Fund, 2.41% (i) (Cost $16,686,876)		16,686,876	16,686,876
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $243,796,422)		107.5	242,670,984
Other Assets and Liabilities, Net		(7.5)	(17,016,125)
Net Assets		100.0	225,654,859

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (i) (j)
8,224,090	2,623,645(k)	—	—	—	27,483	—	10,847,735	10,847,735
Cash Equivalents 7.4%
DWS Central Cash Management Government Fund, 2.41% (i)
8,121,587	52,891,993	44,326,704	—	—	56,843	—	16,686,876	16,686,876
16,345,677	55,515,638	44,326,704	—	—	84,326	—	27,534,611	27,534,611

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2019 amounted to $10,475,055, which is 4.6% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued, delayed delivery or forward commitment securities included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At January 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At January 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended January 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	3/20/2019	273	34,675,113	35,677,688	1,002,575

At January 31, 2019, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/20/2019	79	9,405,665	9,675,031	(269,367)
5 Year U.S. Treasury Note	USD	3/29/2019	159	17,956,273	18,262,641	(306,368)
Euro-Schatz	EUR	3/7/2019	380	48,661,380	48,659,788	1,592
Total net unrealized depreciation						(574,143)

At January 31, 2019, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Expiration Date	Notional Amount (l)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
iTRAXX Europe Crossover Series 29	5.0%/ Quarterly	6/20/2023	6,610,622	EUR	640,666	632,691	7,975
Markit CDX North America High Yield Index Series 31	5.0%/ Quarterly	12/20/2023	22,600,000	USD	1,487,582	1,401,763	85,819
Markit CDX North America High Yield Index Series 30	5.0%/ Quarterly	6/20/2023	15,000,000	USD	1,093,842	890,736	203,106
Total unrealized appreciation						296,900

Bilateral Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Counterparty/ Expiration Date	Notional Amount (l)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized (Depreciation) ($)
Markit Commercial Mortgage Backed Securities Index Series 11	1.5%/ Monthly	Merrill Lynch Capital Services, Inc. 11/18/2054	1,000,000	USD	4,958	8,223	(3,265)

(l)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At January 31, 2019, open credit default swap contracts purchased were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Paid/ Frequency	Expiration Date	Notional Amount	Currency	Value ($)	Upfront Payments (Received) ($)	Unrealized (Depreciation) ($)
iTRAXX Europe Series 29	1.0%/ Quarterly	6/20/2023	13,400,000	EUR	(288,126)	(242,653)	(45,473)
Markit CDX North America Investment Grade Index Series 30	1.0%/ Quarterly	6/20/2023	13,400,000	USD	(237,605)	(211,729)	(25,876)
Total unrealized depreciation						(71,349)

At January 31, 2019, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized (Depreciation) ($)
Fixed - 2.636% Semi-Annually	Floating - 3-Month Quarterly	01/16/2019 1/21/2025	7,700,000	USD	(42,069)	—	(42,069)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2019 is 2.738%.

As of January 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,959,126	AUD	2,700,000	2/19/2019	3,940	National Australia Bank Ltd.
EUR	2,800,000	USD	3,216,329	2/28/2019	4,975	State Street Bank and Trust
Total unrealized appreciation					8,915
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,798,191	EUR	1,562,465	2/5/2019	(9,645)	Credit Agricole
AUD	2,700,000	USD	1,953,909	2/19/2019	(9,157)	Australia and New Zealand Banking Group Ltd.
EUR	3,900,000	USD	4,457,320	2/28/2019	(15,638)	JPMorgan Chase Securities, Inc.
CNY	20,705,167	USD	3,022,928	4/10/2019	(65,349)	Credit Agricole
Total unrealized depreciation					(99,789)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CNY	Chinese Yuan
EUR	Euro
HUF	Hungarian Forint
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (m)
Corporate Bonds	$—	$79,061,335	$—	$79,061,335
Mortgage-Backed Securities Pass-Throughs	—	16,670,292	—	16,670,292
Asset-Backed	—	30,619,426	—	30,619,426
Commercial Mortgage-Backed Securities	—	8,147,634	—	8,147,634
Collateralized Mortgage Obligations	—	19,001,012	—	19,001,012
Government & Agency Obligations	—	48,533,536	—	48,533,536
Loan Participations and Assignments	—	5,849,312	—	5,849,312
Short-Term U.S. Treasury Obligations	—	4,520,046	—	4,520,046
Convertible Bond	—	—	616,969	616,969
Common Stocks (m)	216	—	42,187	42,403
Preferred Stocks	2,062,100	—	—	2,062,100
Warrant	—	—	8,676	8,676
Exchange-Traded Fund	3,632	—	—	3,632
Short-Term Investments (m)	27,534,611	—	—	27,534,611
Derivatives (n)
Futures Contracts	1,004,167	—	—	1,004,167
Credit Default Swap Contracts	—	296,900	—	296,900
Forward Foreign Currency Contracts	—	8,915	—	8,915
Total	$30,604,726	$212,708,408	$667,832	$243,980,966
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (n)
Futures Contracts	$(575,735)	$—	$—	$(575,735)
Credit Default Swap Contracts	—	(74,614)	—	(74,614)
Interest Rate Swap Contracts	—	(42,069)	—	(42,069)
Forward Foreign Currency Contracts	—	(99,789)	—	(99,789)
Total	$(575,735)	$(216,472)	$—	$(792,207)

(m)	See Investment Portfolio for additional detailed categorizations.
(n)	Derivatives include unrealized appreciation (depreciation) on open futures contracts,credit default swap contracts, interest rate swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 222,286	$ —
Foreign Currency Contracts	$ —	$ —	$ (90,874)
Interest Rate Contracts	$ 428,432	$ (42,069)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multisector Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019